INVENTORIES, NET	12 Months Ended
Dec. 31, 2012
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 4:-          INVENTORIES, NET

	December 31,
	2012	2011
	$	$

Raw materials, parts and supplies	259	216
Finished products	21	53

	280	269

As of December 31, 2012 and 2011, the inventory is presented net of write offs, for slow inventory in the amount of approximately $57 and $74 respectively.